CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Mar. 21, 2023	May 24, 2022	May 11, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share consolidation ratio	6	3.2	3.2